Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK SERIES, INC.
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016
Supplement [Text Block]	brs_SupplementTextBlock

BLACKROCK SERIES, INC.

BlackRock Small Cap Growth Fund II

(the “Fund”)

Supplement dated December 2, 2016

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, dated September 28, 2016

Effective December 1, 2016, BlackRock (as defined below) has contractually agreed to cap net expenses of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. In addition, BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years. Additionally, effective December 1, 2016, BlackRock has contractually agreed to increase the management fee waiver with respect to Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC. Accordingly, effective December 1, 2016, the Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Small Cap Growth Fund II—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Small Cap Growth Fund II—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 20 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-68 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.67%	0.80%	0.69%	0.68%
Administration Fee[5]	0.20%	0.20%	0.20%	0.20%
Miscellaneous Other Expenses	0.47%	0.60%	0.49%	0.48%
Total Annual Fund Operating Expenses	1.62%	2.50%	1.39%	1.88%
Fee Waivers and/or Expense Reimbursements[3,4,5,6]	(0.69)%	(0.82)%	(0.71)%	(0.70)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4,5,6]	0.93%	1.68%	0.68%	1.18%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC (the “Master LLC”). Management fees are paid by the Master Portfolio. BlackRock has contractually agreed to waive 0.26% of the management fee payable by the Master Portfolio through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 35, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[5]	BlackRock, as the administrator, has contractually agreed to waive 0.14% of the administration fee payable by the Fund through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.93% (for Investor A Shares), 1.68% (for Investor C Shares), 0.68% (for Institutional Shares) and 1.18% (for Class R Shares) through September 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$945	$1,298	$2,291
Investor C Shares	$271	$700	$1,257	$2,774
Institutional Shares	$69	$370	$693	$1,607
Class R Shares	$120	$523	$951	$2,144

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$171	$700	$1,257	$2,774

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 115% of the average value of its portfolio.

BlackRock Small Cap Growth Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brs_SupplementTextBlock

BLACKROCK SERIES, INC.

BlackRock Small Cap Growth Fund II

(the “Fund”)

Supplement dated December 2, 2016

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, dated September 28, 2016

Effective December 1, 2016, BlackRock (as defined below) has contractually agreed to cap net expenses of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. In addition, BlackRock may recoup some of the waivers and reimbursements to the Fund in the following two fiscal years. Additionally, effective December 1, 2016, BlackRock has contractually agreed to increase the management fee waiver with respect to Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC. Accordingly, effective December 1, 2016, the Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Small Cap Growth Fund II—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Small Cap Growth Fund II—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 20 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-68 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.67%	0.80%	0.69%	0.68%
Administration Fee[5]	0.20%	0.20%	0.20%	0.20%
Miscellaneous Other Expenses	0.47%	0.60%	0.49%	0.48%
Total Annual Fund Operating Expenses	1.62%	2.50%	1.39%	1.88%
Fee Waivers and/or Expense Reimbursements[3,4,5,6]	(0.69)%	(0.82)%	(0.71)%	(0.70)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4,5,6]	0.93%	1.68%	0.68%	1.18%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC (the “Master LLC”). Management fees are paid by the Master Portfolio. BlackRock has contractually agreed to waive 0.26% of the management fee payable by the Master Portfolio through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 35, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[5]	BlackRock, as the administrator, has contractually agreed to waive 0.14% of the administration fee payable by the Fund through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.93% (for Investor A Shares), 1.68% (for Investor C Shares), 0.68% (for Institutional Shares) and 1.18% (for Class R Shares) through September 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$945	$1,298	$2,291
Investor C Shares	$271	$700	$1,257	$2,774
Institutional Shares	$69	$370	$693	$1,607
Class R Shares	$120	$523	$951	$2,144

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$171	$700	$1,257	$2,774

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 115% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 20 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-68 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018 September 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 115% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC (the “Master LLC”). Management fees are paid by the Master Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BlackRock Small Cap Growth Fund II | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.70%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[3],[4]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[2],[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.93%	[2],[3],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 615
3 Years	rr_ExpenseExampleYear03	945
5 Years	rr_ExpenseExampleYear05	1,298
10 Years	rr_ExpenseExampleYear10	$ 2,291
BlackRock Small Cap Growth Fund II | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.70%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[3],[4]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.60%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[2],[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.68%	[2],[3],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 271
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	1,257
10 Years	rr_ExpenseExampleYear10	2,774
1 Year	rr_ExpenseExampleNoRedemptionYear01	171
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,257
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,774
BlackRock Small Cap Growth Fund II | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.70%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[3],[4]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2],[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.68%	[2],[3],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	370
5 Years	rr_ExpenseExampleYear05	693
10 Years	rr_ExpenseExampleYear10	$ 1,607
BlackRock Small Cap Growth Fund II | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.70%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[3],[4]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.48%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2],[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.18%	[2],[3],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 120
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	951
10 Years	rr_ExpenseExampleYear10	$ 2,144

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 35, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[3]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC (the “Master LLC”). Management fees are paid by the Master Portfolio. BlackRock has contractually agreed to waive 0.26% of the management fee payable by the Master Portfolio through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[4]	BlackRock, as the administrator, has contractually agreed to waive 0.14% of the administration fee payable by the Fund through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[5]	BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.93% (for Investor A Shares), 1.68% (for Investor C Shares), 0.68% (for Institutional Shares) and 1.18% (for Class R Shares) through September 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	There is no CDSC on Investor C Shares after one year.